Income Taxes (Details) - Schedule of reconciliation of the statutory US Federal income tax rate to the Company’s effective income tax rate	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of the statutory US Federal income tax rate to the Company’s effective income tax rate [Abstract]
Federal tax	21.00%	21.00%
State tax	4.50%	5.50%
Discontinued operations	(4.80%)	0.00%
Permanent items	(1.60%)	(0.20%)
Valuation Allowance	(21.70%)	0.00%
Other	0.80%	0.00%
Effective income tax rate	(1.90%)	26.30%